Right-of-use assets - Schedule of Breakdown for Right-Of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 533,952	€ 375,508
Balance at end of period	581,437	533,952	€ 375,508
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	978,011	765,408
Additions	196,121	141,995	137,781
Disposals	(58,810)	(67,958)
Business combinations		160,869
Exchange differences	35,442	(22,303)
Balance at end of period	1,150,764	978,011	765,408
Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(444,059)	(389,900)
Amortization	(148,682)	(126,939)
Impairments	(7,905)	(832)
Disposals	(50,171)	(60,360)
Exchange differences	(18,852)	13,252
Balance at end of period	(569,327)	(444,059)	(389,900)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	530,599	373,027
Balance at end of period	575,933	530,599	373,027
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	971,033	758,923
Additions	190,998	139,057
Disposals	(55,907)	(65,322)
Business combinations		160,659
Exchange differences	35,465	(22,284)
Balance at end of period	1,141,589	971,033	758,923
Land and buildings | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(440,434)	(385,896)
Amortization	(146,297)	(125,096)
Impairments	(7,905)	(832)
Disposals	(47,839)	(58,161)
Exchange differences	(18,859)	13,229
Balance at end of period	(565,656)	(440,434)	(385,896)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	30	38
Balance at end of period	113	30	38
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	45	524
Additions	121	66
Disposals	(2)	(545)
Business combinations		0
Exchange differences	0	0
Balance at end of period	164	45	524
Industrial and commercial equipment | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(15)	(486)
Amortization	(37)	(75)
Impairments	0	0
Disposals	(1)	(546)
Exchange differences	0	0
Balance at end of period	(51)	(15)	(486)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	18	53
Balance at end of period	0	18	53
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	168	168
Additions	0	0
Disposals	(168)	0
Business combinations		0
Exchange differences	0	0
Balance at end of period	0	168	168
Plant and machinery | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(150)	(115)
Amortization	(23)	(35)
Impairments	0	0
Disposals	(173)	0
Exchange differences	0	0
Balance at end of period	0	(150)	(115)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,305	2,390
Balance at end of period	5,391	3,305	2,390
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	6,765	5,793
Additions	5,002	2,872
Disposals	(2,733)	(2,091)
Business combinations		210
Exchange differences	(23)	(19)
Balance at end of period	9,011	6,765	5,793
Other right-of-use assets | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,460)	(3,403)
Amortization	(2,325)	(1,733)
Impairments	0	0
Disposals	(2,158)	(1,653)
Exchange differences	7	23
Balance at end of period	€ (3,620)	€ (3,460)	€ (3,403)